Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2023
Related Party Transactions and Balances [Abstract]
Related Party Transactions and Balances
8.	Related Party Transactions and Balances

Remuneration of directors and key management personnel of the Company for the years ended March 31, 2023, 2022, and 2021 were as follows:

	For the years ended March 31,
	2023	2022	2021
Consulting fees charged by directors of the Company	$10,000	$52,000	$13,500
Exploration consulting fees charged by directors	$15,100	$12,000	$-
Salaries, fees and benefits	$200,000	$188,021	$148,000
Share-based payments	$600,000	$-	$292,472

Related party balances as at March 31, 2023 and 2022 were as follows:

	March 31, 2023	March 31, 2022
Amounts due to Directors and Officers of the Company	$322,176	$5,723
Amounts due to companies controlled by directors and officers	62,700	31,200
Total	$384,876	$36,923

The directors’ and officers’ balances also include fees and expenses owing to directors and officers incurred in the normal course of business.